Note 6 - Net Loss Per Share (Details) - Net Loss Per Share - Calculation of Numerator and Denominator in Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator for basic and diluted net loss per share:
Net loss available to common stockholders	$ (730)	$ (590)	$ (1,597)	$ (2,193)	$ (2,663)	$ (2,726)
Denominator for net loss per share:
Basic and diluted —weighted average shares of common stock outstanding	7,752	7,752	7,752	7,752	7,752	7,659
Net loss per share:
Basic and diluted	$ (0.10)	$ (0.07)	$ (0.21)	$ (0.28)	$ (0.34)	$ (0.36)